Stock-Based Compensation Plans - RSU Plans (Narrative) (Details) - RSUs	12 Months Ended
Dec. 31, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Unit with underlying value equivalent to common shares	1